VMC-Q3

Quarterly Report
September 30, 2025
MFS®  Mid Cap Value Portfolio

MFS® Variable Insurance Trust III

Portfolio of Investments
9/30/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 97.3%
Aerospace & Defense – 3.1%
Howmet Aerospace, Inc.	11,833	$2,321,990
KBR, Inc.	79,429	3,756,197
L3Harris Technologies, Inc.	18,131	5,537,389
Leidos Holdings, Inc.	30,472	5,757,989
Standard Aero, Inc. (a)	42,198	1,151,583
		$18,525,148
Airlines – 1.3%
Alaska Air Group, Inc. (a)	60,279	$3,000,689
Delta Air Lines, Inc.	87,167	4,946,727
		$7,947,416
Alcoholic Beverages – 0.3%
Brown-Forman Corp., “B”	62,747	$1,699,189
Automotive – 2.0%
Aptiv PLC (a)	75,463	$6,506,420
Group 1 Automotive, Inc.	3,238	1,416,657
LKQ Corp.	127,225	3,885,452
		$11,808,529
Biotechnology – 0.4%
Biogen, Inc. (a)	15,742	$2,205,139
Broadcasting – 1.0%
Nexstar Media Group, Inc.	12,033	$2,379,405
Omnicom Group, Inc.	41,650	3,395,725
		$5,775,130
Brokerage & Asset Managers – 2.4%
Carlyle Group, Inc.	62,984	$3,949,097
Raymond James Financial, Inc.	42,527	7,340,160
TPG, Inc.	51,054	2,933,052
		$14,222,309
Business Services – 2.7%
Cognizant Technology Solutions Corp., “A”	36,840	$2,470,859
Fidelity National Information Services, Inc.	72,464	4,778,276
Global Payments, Inc.	52,839	4,389,864
TransUnion	52,044	4,360,246
		$15,999,245
Chemicals – 0.6%
Eastman Chemical Co.	58,577	$3,693,280
Computer Software – 1.0%
Check Point Software Technologies Ltd. (a)	18,497	$3,827,214
Pegasystems, Inc.	32,407	1,863,403
		$5,690,617
Computer Software - Systems – 1.3%
CDW Corp.	25,506	$4,062,596
Zebra Technologies Corp., “A” (a)	12,299	3,654,771
		$7,717,367

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 7.6%
Allegion PLC	38,014	$6,741,783
Builders FirstSource, Inc. (a)	22,126	2,682,778
Equity Lifestyle Properties, Inc., REIT	72,775	4,417,443
Essex Property Trust, Inc., REIT	15,290	4,092,521
Ferguson Enterprises, Inc.	15,003	3,369,374
James Hardie Industries PLC (a)	126,627	2,432,505
Mid-America Apartment Communities, Inc., REIT	28,365	3,963,441
Mohawk Industries, Inc. (a)	28,319	3,650,885
Otis Worldwide Corp.	44,086	4,030,783
Pulte Homes, Inc.	50,318	6,648,517
Stanley Black & Decker, Inc.	45,949	3,415,389
		$45,445,419
Consumer Products – 1.6%
International Flavors & Fragrances, Inc.	51,136	$3,146,909
Kenvue, Inc.	287,989	4,674,062
Newell Brands, Inc.	332,833	1,744,045
		$9,565,016
Containers – 2.0%
Amcor PLC	386,575	$3,162,184
Avery Dennison Corp.	21,564	3,497,034
Graphic Packaging Holding Co.	255,683	5,003,716
		$11,662,934
Electrical Equipment – 3.3%
Corning, Inc.	94,296	$7,735,101
Hubbell, Inc.	8,091	3,481,638
nVent Electric PLC	45,603	4,498,280
TE Connectivity PLC	17,063	3,745,840
		$19,460,859
Electronics – 3.0%
Entegris, Inc.	38,236	$3,535,301
Flex Ltd. (a)	131,415	7,618,127
NXP Semiconductors N.V.	17,595	4,006,909
Skyworks Solutions, Inc.	32,350	2,490,303
		$17,650,640
Energy - Independent – 3.9%
Chord Energy Corp.	23,745	$2,359,541
Diamondback Energy, Inc.	31,787	4,548,720
Expand Energy Corp.	54,181	5,756,189
Permian Resources Corp.	352,385	4,510,528
Valero Energy Corp.	34,187	5,820,678
		$22,995,656
Engineering - Construction – 0.9%
Jacobs Solutions, Inc.	36,376	$5,451,307
Food & Beverages – 2.2%
Campbell Soup Co.	63,490	$2,005,014
Coca-Cola Europacific Partners PLC	41,225	3,727,152
Hershey Co.	19,024	3,558,439
Ingredion, Inc.	29,940	3,655,974
		$12,946,579
Food & Drug Stores – 0.6%
Albertsons Cos., Inc., “A”	197,560	$3,459,276

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Forest & Paper Products – 0.6%
International Paper Co.	77,230	$3,583,472
Gaming & Lodging – 2.8%
Brightstar Lottery PLC	158,758	$2,738,576
Hyatt Hotels Corp.	30,152	4,279,474
VICI Properties, Inc., REIT	161,735	5,274,178
Viking Holdings Ltd. (a)	67,652	4,205,248
		$16,497,476
Health Maintenance Organizations – 0.8%
Humana, Inc.	18,782	$4,886,513
Insurance – 8.2%
American International Group, Inc.	61,115	$4,799,972
Assurant, Inc.	26,039	5,640,047
Corebridge Financial, Inc.	134,454	4,309,251
Equitable Holdings, Inc.	48,838	2,479,994
Everest Group Ltd.	10,670	3,736,954
Hanover Insurance Group, Inc.	25,958	4,714,751
Hartford Insurance Group, Inc.	54,126	7,219,867
Lincoln National Corp.	103,145	4,159,838
Voya Financial, Inc.	57,797	4,323,216
Willis Towers Watson PLC	20,794	7,183,287
		$48,567,177
Leisure & Toys – 1.5%
Brunswick Corp.	66,240	$4,189,017
Electronic Arts, Inc.	12,234	2,467,598
Mattel, Inc. (a)	138,836	2,336,610
		$8,993,225
Machinery & Tools – 5.7%
AGCO Corp.	42,313	$4,530,453
Flowserve Corp.	54,433	2,892,570
ITT, Inc.	23,875	4,267,895
Nordson Corp.	14,580	3,308,931
PACCAR, Inc.	33,361	3,280,053
Pentair PLC	49,388	5,470,215
Regal Rexnord Corp.	29,194	4,187,587
Wabtec Corp.	28,823	5,778,147
		$33,715,851
Major Banks – 0.9%
Regions Financial Corp.	207,112	$5,461,543
Medical & Health Technology & Services – 3.5%
Cencora, Inc.	16,785	$5,245,816
ICON PLC (a)	16,066	2,811,550
Labcorp Holdings, Inc.	15,186	4,359,293
Universal Health Services, Inc.	19,820	4,052,001
Ventas, Inc., REIT	61,350	4,293,887
		$20,762,547
Medical Equipment – 4.6%
Agilent Technologies, Inc.	52,859	$6,784,453
Avantor, Inc. (a)	193,553	2,415,541
Becton, Dickinson and Co.	23,572	4,411,971
Cooper Companies, Inc. (a)	35,111	2,407,210
GE Healthcare Technologies, Inc.	34,697	2,605,745

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – continued
Revvity, Inc.	29,879	$2,618,894
STERIS PLC	16,771	4,149,816
Teleflex, Inc.	16,135	1,974,279
		$27,367,909
Metals & Mining – 0.5%
Nucor Corp.	22,802	$3,088,075
Natural Gas - Distribution – 0.7%
Atmos Energy Corp.	24,843	$4,241,942
Natural Gas - Pipeline – 1.6%
Plains GP Holdings LP	191,402	$3,491,172
Targa Resources Corp.	35,603	5,964,927
		$9,456,099
Oil Services – 1.0%
Halliburton Co.	81,996	$2,017,102
TechnipFMC PLC	100,983	3,983,779
		$6,000,881
Other Banks & Diversified Financials – 5.3%
Columbia Banking System, Inc.	102,299	$2,633,176
East West Bancorp, Inc.	44,764	4,765,128
Fifth Third Bancorp	78,223	3,484,835
M&T Bank Corp.	25,807	5,099,979
Northern Trust Corp.	46,943	6,318,528
Prosperity Bancshares, Inc.	38,794	2,573,982
SLM Corp.	115,428	3,195,047
Synchrony Financial	46,120	3,276,826
		$31,347,501
Pharmaceuticals – 0.2%
Organon & Co.	132,167	$1,411,544
Pollution Control – 0.8%
GFL Environmental, Inc.	97,815	$4,634,475
Real Estate – 2.4%
Brixmor Property Group, Inc., REIT	176,825	$4,894,516
Jones Lang LaSalle, Inc. (a)	15,551	4,638,552
W.P. Carey, Inc., REIT	72,264	4,882,879
		$14,415,947
Real Estate - Storage – 1.5%
Extra Space Storage, Inc., REIT	39,861	$5,618,009
Rexford Industrial Realty, Inc., REIT	74,710	3,071,328
		$8,689,337
Restaurants – 3.2%
Aramark	130,597	$5,014,925
Darden Restaurants, Inc.	15,924	3,031,293
SYSCO Corp.	55,074	4,534,793
U.S. Foods Holding Corp. (a)	80,907	6,199,094
		$18,780,105

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Chemicals – 1.4%
Ashland, Inc.	58,732	$2,813,850
DuPont de Nemours, Inc.	68,215	5,313,949
		$8,127,799
Specialty Stores – 1.3%
BJ's Wholesale Club Holdings, Inc. (a)	31,506	$2,937,935
Ross Stores, Inc.	32,849	5,005,859
		$7,943,794
Trucking – 0.7%
FedEx Corp.	5,908	$1,393,166
J.B. Hunt Transport Services, Inc.	17,883	2,399,362
Knight-Swift Transportation Holdings, Inc.	10,183	402,330
		$4,194,858
Utilities - Electric Power – 6.9%
Alliant Energy Corp.	86,087	$5,803,125
CenterPoint Energy, Inc.	113,431	4,401,123
CMS Energy Corp.	79,747	5,842,265
Evergy, Inc.	41,703	3,170,262
PG&E Corp.	425,016	6,409,241
Pinnacle West Capital Corp.	49,853	4,469,820
Public Service Enterprise Group, Inc.	74,301	6,201,161
Sempra Energy	53,225	4,789,186
		$41,086,183
Total Common Stocks		$577,175,308
Convertible Preferred Stocks – 0.6%
Aerospace & Defense – 0.6%
Boeing Co., 6%, 10/15/2027	49,080	$3,414,495
Mutual Funds (h) – 1.9%
Money Market Funds – 1.9%
MFS Institutional Money Market Portfolio, 4.19% (v)	11,669,074	$11,670,241

Other Assets, Less Liabilities – 0.2%		1,113,988
Net Assets – 100.0%		$593,374,032

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $11,670,241 and
$580,589,803, respectively.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$580,589,803	$—	$—	$580,589,803
Investment Companies	11,670,241	—	—	11,670,241
Total	$592,260,044	$—	$—	$592,260,044
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended September 30, 2025:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$13,669,783	$74,589,585	$76,588,908	$(108)	$(111)	$11,670,241

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$414,884	$—